RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Schedule of nature of the relationships with related parties
Nature of the relationships with related parties:

Name	Relationship with the Company
Ms. Zhu	Shareholder
Ms. Wang	Shareholder
Chung So Si Fong Dessert Limited	Controlled by Ms. Zhu
Cong Shao (Macao) Star Dessert Co., Ltd.	Controlled by Ms. Zhu
Hong Kong Sunward Fishery Restaurant Management Co., Ltd.	Controlled by Ms. Zhu
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Ningbo dongqian lake tourist resort Xiyue leisure tourism Co., Ltd.	Controlled by Ms. Zhu
Ningbo Jiangbei Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Ningbo Tianyi Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Ningbo Yinzhou Sunward Logistics Co., Ltd.	Controlled by Ms. Zhu
Shanghai Congshao Dessert Co., Ltd.	Controlled by Ms. Zhu
Shanghai Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu
Shanghai Putuo Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Shanghai Zhonghengkuaijian Brand Management Co., Ltd.	Controlled by Ms. Zhu
Shanghai Zhongxiao Brand Management Co., Ltd.	Controlled by Ms. Zhu
Shanghai Zhongyou Information Technology Co., Ltd.	Controlled by Ms. Zhu
Shenzhen Bangrun Commercial factoring Co., Ltd.	Controlled by Ms. Zhu
Shenzhen Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu
Tianjin Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu
Wuhan Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu
Zhejiang Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd.	Controlled by Ms. Zhu
Shanghai MIN Hongshi Trading Co., Ltd.	Controlled by Ms. Wang
Shanghai MIN Zunshi Trading Co., Ltd.	Controlled by Ms. Wang
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co., Ltd.	Controlled by Ms. Wang
Shenzhen Xiao Nan Guo Restaurant Management Co., Ltd.	Controlled by Ms. Wang
WM Ming Hotel	Controlled by Ms. Wang
Xiao Nan Guo (Group) Co., Ltd.	Controlled by Ms. Wang
Xiao Nan Guo Holdings Limited	Controlled by Ms. Wang
CCLG	A company under the significant influence of the Company

Schedule of balances due from/to the related parties
Current assets	As of December 31,
Amount due from related parties	2016	2017
	US$	US$

Zhejiang Sunward Fishery Restaurant Co., Ltd.	-	1,589,780	(i)
Shanghai Congshao Dessert Co., Ltd.	-	373,704	(i)
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co., Ltd.	-	261,399	(i)
Shanghai Congshao Restaurant Management Co., Ltd.	71,031	154,276	(i)
Shanghai Zhonghengkuaijian Brand Management Co., Ltd.	-	136,392	(i)
Shenzhen Bangrun Commercial factoring Co., Ltd.	-	117,615	(i)
Shanghai Zhongxiao Brand Management Co., Ltd.	-	113,018	(i)
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd.	54,953	110,753	(i)
Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd.	14,437	59,610	(i)
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	22,129	32,823	(i)
Shanghai Zhongyou Information Technology Co., Ltd.	-	32,309	(i)
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	12,018	32,266	(i)
Shanghai Putuo Sunward Fishery Restaurant Co., Ltd.	6,235	24,974	(i)
CCLG	608	17,467	(i)
Tianjin Congshao Restaurant Management Co., Ltd.	-	3,036	(i)
Ningbo Tianyi Sunward Fishery Restaurant Co., Ltd.	-	1,648	(i)
Shenzhen Congshao Restaurant Management Co., Ltd.	-	1,517	(i)
Wuhan Congshao Restaurant Management Co., Ltd.	-	210	(i)
Shanghai MIN Hongshi Trading Co., Ltd.	23,797	-	(i)
WM Ming Hotel	6,613	-	(i)
Ningbo Yinzhou Sunward Logistics Co., Ltd.	984	-	(i)
Total	212,805	3,062,797

(i)	The amounts represent the receivables due from related parties relating to the online direct sales and online platform services.

Current liabilities	As of December 31,
Amount due to related parties	2016	2017
	US$	US$

Ms. Zhu	-	385,123	(iii)
WM Ming Hotel	3,306	89,938	(ii)
Chung So Si Fong Dessert Limited	23,332	84,054	(ii)
Ningbo dongqian lake tourist resort Xiyue leisure tourism Co., Ltd.	-	38,424	(ii)
Shanghai MIN Zunshi Trading Co., Ltd.	-	3,483	(ii)
Ningbo Yinzhou Sunward Logistics Co., Ltd.	-	1,649	(ii)
Cong Shao (Macao) Star Dessert Co., Ltd.	-	1,212	(ii)
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co., Ltd.	905,260	-	(ii)
Shanghai Congshao Dessert Co., Ltd.	361,356	-	(ii)
Tianjin Congshao Restaurant Management Co., Ltd.	134,703	-	(ii)
Shenzhen Congshao Restaurant Management Co., Ltd.	92,369	-	(ii)
Shanghai Congshao Restaurant Management Co., Ltd.	69,935	-	(ii)
Wuhan Congshao Restaurant Management Co., Ltd.	91,845	-	(ii)
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	11,271	-	(ii)
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	8,426	-	(ii)
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd.	7,811	-	(ii)
Hong Kong Sunward Fishery Restaurant Management Co., Ltd.	1,414	-	(ii)
Total	1,711,028	603,883

(ii)	The amounts represent the payables due to related parties relating to online direct sales and online platform services.

(iii)	The amount represent the payable due to related parties relating to the daily operations.

Non-current liabilities	As of December 31,
Amount due to related parties	2016	2017
	US$	US$

Ms. Zhu	-	5,685,971	(iv)
Total	-	5,685,971

(iv)	The amount represents the balance due to related parties relating to the loan borrowed from Ms. Zhu, with interest rate of 6.0% per annum and maturity date on July 1, 2019.

(b)	Details of related party transactions occurred during the years ended December 31, 2015, 2016 and 2017 were as follows:

Revenue from	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co., Ltd.	393,147	2,296,225	8,571,389	(v)
Xiao Nan Guo Holdings Limited	-	6,056,439	6,108,606	(v)
Chung So Si Fong Dessert Limited	-	388,618	1,391,080	(v)
Hong Kong Sunward Fishery Restaurant Management Co., Ltd.	-	460,132	471,129	(v)
Shanghai Congshao Dessert Co., Ltd.	-	172,521	357,017	(v)
Shanghai Congshao Restaurant Management Co., Ltd.	-	160,701	189,617	(v)
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	32,726	26,149	118,413	(v)
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd.	38,179	82,155	60,536	(v)
Cong Shao (Macao) Star Dessert Co., Ltd.	-	-	58,159	(v)
Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd.	-	296,727	51,484	(v)
Shanghai Putuo Sunward Fishery Restaurant Co., Ltd.	-	21,631	45,468	(v)
Tianjin Congshao Restaurant Management Co., Ltd.	-	676	28,345	(v)
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	17,573	15,692	15,063	(v)
WM Ming Hotel	1,573	37,631	11,737	(v)
Shenzhen Congshao Restaurant Management Co., Ltd.	-	865	5,135	(v)
Ningbo Jiangbei Sunward Fishery Restaurant Co., Ltd.	-	-	1,428	(v)
Wuhan Congshao Restaurant Management Co., Ltd.	-	-	620	(v)
Shenzhen Xiao Nan Guo Restaurant Management Co., Ltd.	-	5,392	-	(v)
Ningbo Yinzhou Sunward Logistics Co., Ltd.	58,560	56,722	-	(v)
Total	541,758	10,078,276	17,485,226

(v)	The amounts represent the revenue generated from the Group’s online direct sales.

Schedule of related party transactions
Rental expense to	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Xiao Nan Guo (Group) Co., Ltd.	335,249	218,212	-	(vi)
Total	335,249	218,212	-

(vi)	The amount represents the rental expense paid for the Group’s office.

Services fee charged by	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

CCLG	-	169,741	164,215	(vii)
Total	-	169,741	164,215

(vii)	The amount represents the logistics fee charged by the related party for the Group’s online direct sales.

Loan borrowed from	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Ms. Zhu	-	-	5,685,971	(viii)
Xiao Nan Guo (Group) Co., Ltd.	-	6,024,096	-	(ix)
Total	-	6,024,096	5,685,971

(viii)	The amount represents the interest-bearing loan borrowed from Ms. Zhu with interest rate of 6.0% per annum and maturity date on July 1, 2019.

(ix)	The amount represent the interest-free loan borrowed by the Group from related party, which has been repaid by the Group in 2016.